Commitments and Contingencies	9 Months Ended
Sep. 30, 2018
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

13. Commitments and Contingencies

License Agreements

The Company has entered into several license agreements (see Note 10). In connection with these agreements, the Company is required to make a number of milestone payments and annual license maintenance payments. The Company evaluated all milestone payments within the arrangements to estimate the probability of the Company meeting the milestones in accordance with ASC 450, Contingencies. All milestones that have been achieved and unpaid at September 30, 2018 and December 31, 2017 have been accrued as of September 30, 2018 and December 31, 2017.

Legal Proceedings

From time to time, the Company may be a party to litigation or subject to claims incident to the ordinary course of business. Although the results of litigation and claims cannot be predicted with certainty, the Company currently believes that the final outcome of these ordinary course matters will not have a material adverse effect on its business. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors. The Company was not a party to any litigation and did not have contingency reserves established for any liabilities as of September 30, 2018 and December 31, 2017.

Leases

NSL entered into a noncancelable sublease on January 10, 2017 for a facility in Lexington, Massachusetts for its U.S. operations. The lease related to the facility commenced on February 1, 2017 and is scheduled to terminate in June 2020. The initial rent for the office space is approximately $76,000, increasing every year by approximately 4%.

On April 6, 2018, NSI entered into a sublease for its new corporate headquarters in Waltham, Massachusetts. The sublease provides NSI with approximately 12,000 rentable square feet for general office use. The sublease became effective on April 26, 2018 (the “Sublease Commencement Date”) and will expire in March 2021.   The initial rent for the office space is approximately $209,000 per annum, increasing every year by approximately 6%. As part of the agreement, NSI arranged for a letter of credit for $58,000 as security for the sublease.

On May 24, 2018, NSL entered into an agreement to receive the assignment of the lease for its new office on Midford Place in London, United Kingdom. This office also serves as the corporate headquarters of the Company. The assignment of the lease to NSL became effective on June 8, 2018 and the lease will expire on October 30, 2020. Annual rent is approximately £198,000 ($261,000), payable quarterly. NSL provided the landlord with an upfront security deposit of approximately £119,000 ($157,000), including value added tax. As part of this agreement, NSL also received a one-time rent concession payment from the landlord in the amount of £75,000 ($99,000) plus value added taxes. NSL’s performance under the lease is guaranteed by Nightstar Therapeutics plc.

As of September 30, 2018, the Company is committed to making the following future minimum lease payments:

Premises Operating Leases
(In thousands)
2018	$140
2019	567
2020	426
2021	58
Total contractual obligations	$1,191

The Company recorded rent expense totaling $233,000 and $58,000 for the three months ended September 30, 2018 and 2017, respectively, and $423,000 and $154,000 for the nine months ended September 30, 2018 and 2017, respectively. All leases are classified as operating leases.

Indemnification

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnification. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may record charges in the future as a result of these indemnification obligations.

In accordance with its Articles of Association, the Company has indemnification obligations to its officers and directors for certain events or occurrences, subject to certain limits, while they are serving at the Company’s request in such capacity. There have been no claims to date, and the Company has director and officer insurance that may enable it to recover a portion of any amounts paid for future potential claims.

Credit Arrangement

The Company has a line of credit arrangement with a bank that allows the Company to submit payments up to £300,000 per month through the Bankers Automated Clearing Services (BACS) system. The arrangement does not require the Company to pay any interest or fees and will remain effective until terminated by either party. At September 30, 2018 and December 31, 2017, there were no amounts outstanding under the arrangement.